Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Revenues
	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Contract revenue	20,255	23,214	39,090
Total	20,255	23,214	39,090